Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Related Party Transactions [Abstract]
Related party transactions
5	Related party transactions

During the three months ended September 30, 2015

Pursuant to consulting agreements with the Company’s officers the Company recognized a total of $120,000 in compensation expense for the three months ended September 30, 2015.

Included in accounts payable at September 30, 2015 is an aggregate amount of $38,774 (June 30, 2015 - $90,820) owed to the Company’s officers and directors for fees and expenses. The Company pays related party payables incurred for fees and expenses under normal commercial terms.

The Company paid $41,750 in directors’ fees during the three months ended September 30, 2015.

The Company recorded $2,089 in dividends related to the preferred stock issued to Valent.

During the three months ended September 30, 2014

Pursuant to consulting agreements with the Company’s officers the Company recognized a total of $145,000 in compensation expense for the three months ended September 30, 2014.

The Company paid $24,500 in directors’ fees during the three months ended September 30, 2014.

Accrued $2,091 in interest expense on its loan with Valent.

9	Related party transactions

During the year ended June 30, 2015

Effective September 30, 2014, the Company entered into and closed an agreement with Valent to exchange its loan with Valent for 278,530 shares of preferred stock of the Company (note 5).

Pursuant to consulting agreements with the Company’s officers the Company recognized a total of $505,000 in compensation expense for the year ended June 30, 2015.

Included in accounts payable at June 30, 2015 is an aggregate amount of $90,820 owed to the Company’s officers and directors for fees and expenses. The Company pays related party payables incurred for fees and expenses under normal commercial terms.

The Company recognized $119,417 in directors’ fees during the year ended June 30, 2015.

During the year ended June 30, 2014

Pursuant to consulting agreements with the Company’s officers the Company recognized a total of $425,845 in compensation expense for the year ended June 30, 2014.

The Company recognized $77,833 in directors’ fees during the year ended June 30, 2014.